Stock-Based Compensation and Benefit Plans - Plan Details (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended	0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2013	Feb. 12, 2014	Mar. 18, 2014	Mar. 17, 2014	Sep. 27, 2012
Stock-Based Compensation and Benefit Plans (Textual)
Common stock, par value	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.01			$ 0.0001	$ 0.01	$ 0.0001
Share-based compensation expense	$ 68,131	$ 87,028	$ 151,574	$ 622,401	$ 700,715	$ 311,211
Share-based compensation, costs not yet recognized							117,000
Options granted	190,250	53,469	300,250	330,469
Directors, officers and business consultants
Stock-Based Compensation and Benefit Plans (Textual)
Options outstanding	465,000		465,000
Stock options | Executive
Stock-Based Compensation and Benefit Plans (Textual)
Vesting period			2 years
Vesting percentage on grant date			33.00%
Vesting percentage, remaining vesting period			66.67%
Options granted	190,250		300,250
Options granted, exercise price	$ 1.50		$ 2.42
Options granted, fair value	60,696		153,785
Employee stock options
Stock-Based Compensation and Benefit Plans (Textual)
Exercise price before modification							$ 4.00
Exercise price after modification							$ 9.00
Plan modification, aggregate excess of fair value of the $4.00 options over the $9.00 options							236,000
Share-based compensation expense							119,000
Share-based compensation, costs not yet recognized	119,623		119,623
Options granted, fair value	60,696	55,808	153,785	306,189
2010 EIP
Stock-Based Compensation and Benefit Plans (Textual)
Number of shares of common stock reserved for issuance under the plan	625,000		625,000
2010 EIP | Stock options
Stock-Based Compensation and Benefit Plans (Textual)
Options granted			330,469
Options granted, minimum exercise price				$ 4.00
Options granted, maximum exercise price			$ 9.00
Options granted, fair value			$ 306,000
2010 EIP | Stock options | Executive
Stock-Based Compensation and Benefit Plans (Textual)
Vesting percentage on grant date			100.00%
Options granted			250,000
2010 EIP | Employee stock options
Stock-Based Compensation and Benefit Plans (Textual)
Options outstanding	257,167		257,167
2010 EIP | Minimum | Stock options
Stock-Based Compensation and Benefit Plans (Textual)
Options granted, minimum exercise price							$ 4.00
2014 EIP
Stock-Based Compensation and Benefit Plans (Textual)
Number of shares authorized under EIP								1,524,327
Common stock, par value								0.0001
Maximum number of common shares granted per individual in any one year								100,000
2014 EIP | Nonemployee Directors
Stock-Based Compensation and Benefit Plans (Textual)
Vesting percentage on grant date								50.00%
Vesting percentage on first anniversary of grant date								50.00%
2014 EIP | Stock options
Stock-Based Compensation and Benefit Plans (Textual)
Equity award expiration period								5 years
Options outstanding	300,250		300,250
2014 EIP | Employee stock options
Stock-Based Compensation and Benefit Plans (Textual)
Vesting period								3 years
2014 EIP | Incentive stock options
Stock-Based Compensation and Benefit Plans (Textual)
Discretionary incentives of common shares that may be granted to new employees each fiscal year								100,000
2014 EIP | Maximum | Stock options
Stock-Based Compensation and Benefit Plans (Textual)
Equity award expiration period								10 years